CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Net loss	$ (16,846,500)	$ (18,506,208)
Add (deduct) items not affecting cash
Depreciation and amortization	255,804	271,073
Interest expense	41,600	0
Accretion expense	125,346	447,059
Share-based payments	905,506	1,140,856
Change in fair value of investments	286,043	(6,572)
Change in fair value of derivative liabilities and warrant liability	9,326,274	12,150,368
Unrealized foreign exchange (gain)	(536,147)	(534,430)
Unrealized loss (gain) on change in fair value of digital assets	2,151,307	(194,798)
Realized (gain) on sale of digital assets	(4,311)	(104,013)
(Gain) on settlement of debt	(416,939)	(74,863)
Realized (gain) on sale of investments	(21)	0
Changes in non-cash working capital balances
Finance receivables	0	393,480
Other receivables	123,419	181,480
Prepaid expenses and deposits	(40,024)	(384,188)
Inventory	(879)	40,373
Deferred income	0	(1,000,000)
Trade and other payables	1,171,051	(29,555)
Cash used in operating activities	(3,458,471)	(6,209,938)
Investing activities
Redemption of investments	0	1,181,499
Purchase of investments	(50,855)	0
Proceeds from sale of investments	12,428	0
Purchases of digital assets	(4,288,191)	(4,247,050)
Proceeds from sale of digital assets	68,980	354,013
Cash (used in) provided by investing activities	(4,257,638)	(2,711,538)
Financing activities
Proceeds from issuance of shares, net	7,876,531	0
Proceeds from shares to be issued	0	439
Proceeds from convertible debentures	2,733,109	2,963,402
Proceeds from exercise of warrants	0	43,257
Payment of lease obligation	(43,237)	(57,468)
Exercise of RSUs	(108,579)	0
Proceeds from share options exercised	0	148,086
Repayment of loans from tax rebate refund	0	(784,986)
(Repayment of) proceeds from Bitgo loan	(1,000,000)	1,000,000
Proceeds from loans	0	1,110,450
Cash provided by financing activities	9,457,824	4,423,180
Net increase (decrease)	1,741,715	(4,498,296)
Cash and cash equivalents, beginning of the period	1,905,357	5,995,872
Cash and cash equivalents, end of the period	3,647,072	1,497,576
Non-cash transactions
Shares issued for debt	$ 839,896	$ 451,743